Liability Related to Warrants - Summary of Fair Value of Derivative Warrant Liabilities Estimated Using Black-Scholes Option Pricing Model (Details) - Black-Scholes Option Pricing Model	Dec. 31, 2022 $ / shares	Dec. 31, 2022	Oct. 11, 2022	Jun. 23, 2022	Mar. 31, 2022 $ / shares	Mar. 14, 2022 $ / shares	Dec. 31, 2021 $ / shares Y	Mar. 31, 2021 $ / shares
2020 Warrants | Share Price
Class Of Warrant Or Right [Line Items]
Warrants, measurement input					7.70			45.85
2020 Warrants | Exercise Price
Class Of Warrant Or Right [Line Items]
Warrants, measurement input					78.75		78.75	78.75
2020 Warrants | Dividend Yield
Class Of Warrant Or Right [Line Items]
Warrants, measurement input					0.00			0.00
2020 Warrants | Risk Free Interest
Class Of Warrant Or Right [Line Items]
Warrants, measurement input					2.44		1.10	0.80
2020 Warrants | Remaining Contractual Life (Years)
Class Of Warrant Or Right [Line Items]
Warrants, measurement input					3.57		3.81	4.57
2020 Warrants | Expected Volatility
Class Of Warrant Or Right [Line Items]
Warrants, measurement input					83.2		80.4	76.1
2021 Warrants | Share Price
Class Of Warrant Or Right [Line Items]
Warrants, measurement input					7.70			45.85
2021 Warrants | Exercise Price
Class Of Warrant Or Right [Line Items]
Warrants, measurement input					78.75		78.75	78.75
2021 Warrants | Dividend Yield
Class Of Warrant Or Right [Line Items]
Warrants, measurement input					0.00			0.00
2021 Warrants | Risk Free Interest
Class Of Warrant Or Right [Line Items]
Warrants, measurement input					2.49		1.22	1.01
2021 Warrants | Remaining Contractual Life (Years)
Class Of Warrant Or Right [Line Items]
Warrants, measurement input					4.39		4.64	5.39
2021 Warrants | Expected Volatility
Class Of Warrant Or Right [Line Items]
Warrants, measurement input					83.5		79.2	72.0
Series A Warrants | Share Price
Class Of Warrant Or Right [Line Items]
Warrants, measurement input	0.32				7.70	45.85
Series A Warrants | Exercise Price
Class Of Warrant Or Right [Line Items]
Warrants, measurement input	11.20	4.71			11.20	11.20
Series A Warrants | Dividend Yield
Class Of Warrant Or Right [Line Items]
Warrants, measurement input					0.00	0.00
Series A Warrants | Risk Free Interest
Class Of Warrant Or Right [Line Items]
Warrants, measurement input		4.02			1.94	2.12
Series A Warrants | Remaining Contractual Life (Years)
Class Of Warrant Or Right [Line Items]
Warrants, measurement input					5.46	5.50
Series A Warrants | Expected Volatility
Class Of Warrant Or Right [Line Items]
Warrants, measurement input	94.2				77.5	76.1
Series B Warrants | Share Price
Class Of Warrant Or Right [Line Items]
Warrants, measurement input	0.32				7.70	45.85
Series B Warrants | Exercise Price
Class Of Warrant Or Right [Line Items]
Warrants, measurement input	11.20	0.71			11.20	11.20
Series B Warrants | Dividend Yield
Class Of Warrant Or Right [Line Items]
Warrants, measurement input					0.00	0.00
Series B Warrants | Risk Free Interest
Class Of Warrant Or Right [Line Items]
Warrants, measurement input		4.75			1.46	1.58
Series B Warrants | Remaining Contractual Life (Years)
Class Of Warrant Or Right [Line Items]
Warrants, measurement input					1.46	1.50
Series B Warrants | Expected Volatility
Class Of Warrant Or Right [Line Items]
Warrants, measurement input	135.7				87.0	83.3
Series C Warrants | Share Price
Class Of Warrant Or Right [Line Items]
Warrants, measurement input		0.32		2.90
Series C Warrants | Exercise Price
Class Of Warrant Or Right [Line Items]
Warrants, measurement input		2.32		2.32
Series C Warrants | Risk Free Interest
Class Of Warrant Or Right [Line Items]
Warrants, measurement input		4.05		3.38
Series C Warrants | Remaining Contractual Life (Years)
Class Of Warrant Or Right [Line Items]
Warrants, measurement input		4.48		5.00
Series C Warrants | Expected Volatility
Class Of Warrant Or Right [Line Items]
Warrants, measurement input		94.1		84.0
Series D warrants | Share Price
Class Of Warrant Or Right [Line Items]
Warrants, measurement input		0.32		2.90
Series D warrants | Exercise Price
Class Of Warrant Or Right [Line Items]
Warrants, measurement input		2.32		2.32
Series D warrants | Risk Free Interest
Class Of Warrant Or Right [Line Items]
Warrants, measurement input		4.58		3.21
Series D warrants | Remaining Contractual Life (Years)
Class Of Warrant Or Right [Line Items]
Warrants, measurement input		1.48		2.00
Series D warrants | Expected Volatility
Class Of Warrant Or Right [Line Items]
Warrants, measurement input		112.4		88.7
Series E Warrants | Share Price
Class Of Warrant Or Right [Line Items]
Warrants, measurement input		0.32	1.54				14.35
Series E Warrants | Exercise Price
Class Of Warrant Or Right [Line Items]
Warrants, measurement input		1.62	1.62
Series E Warrants | Risk Free Interest
Class Of Warrant Or Right [Line Items]
Warrants, measurement input		4.02	4.14
Series E Warrants | Remaining Contractual Life (Years)
Class Of Warrant Or Right [Line Items]
Warrants, measurement input		4.78	5.00
Series E Warrants | Expected Volatility
Class Of Warrant Or Right [Line Items]
Warrants, measurement input		93.6	90.4